FINANCIAL INSTRUMENTS (Details Narrative)	12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 USD ($)
Financial Instruments
Accounts payable and accrued liabilities	$ 45,000	$ 63,000	$ 504,314	$ 564,663	$ 5,500
Convertible debentures		1,995,609	$ 2,850,000	$ 3,000,000
Allowance for doubtful accounts	$ 7,425	$ 129,131